REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and Board
of Trustees of the Northern
Lights Fund Trust:

In planning and performing our
audit of the financial statements
of the Northern Lights Fund
Trust, including the
Altegris/AACA Opportunistic
Real Estate Fund (the Fund) as
of and for the year ended
December 31, 2020, in
accordance with the standards
of the Public Company
Accounting Oversight Board
(United States) (PCAOB), we
considered the Funds internal
control over financial reporting,
including controls over
safeguarding securities, as a
basis for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an
opinion on the effectiveness of
the Funds internal control over
financial reporting. Accordingly,
we express no such opinion.
The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits
and related costs of controls. A
funds internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the
reliability of financial reporting
and the preparation of financial
statements for external
purposes in accordance with
generally accepted accounting
principles. A funds internal
control over financial reporting
includes those policies and
procedures that (1) pertain to
the maintenance of records that,
in reasonable detail, accurately
and fairly reflect the transactions
and dispositions of the assets of
the fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial
statements in accordance with
generally accepted accounting
principles, and that receipts and
expenditures of the fund are
being made only in accordance
with authorizations of
management and trustees of the
fund; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use, or
disposition of a funds assets
that could have a material effect
on the financial statements.
Because of its inherent
limitations, internal control over
financial reporting may not
prevent or detect
misstatements. Also, projections
of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become
inadequate because of changes
in conditions or that the degree
of compliance with the policies
or procedures may deteriorate.
A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in
the normal course of performing
their assigned functions, to
prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
funds annual or interim financial
statements will not be prevented
or detected on a timely basis.
Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material
weaknesses under standards
established by the PCAOB.
However, we noted no
deficiencies in the Funds
internal control over financial
reporting and its operation,
including controls for
safeguarding securities, that we
consider to be a material
weakness, as defined above, as
of December 31, 2020.
This report is intended solely for
the information and use of
management and the Board of
Trustees of the Northern Lights
Fund Trust and the Securities
and Exchange Commission and
is not intended to be and should
not be used by anyone other
than these specified parties.


Deloitte & Touche LLP
Costa Mesa, California
February 26, 2021